[SB] Smith Barney
[MF] Mutual Funds

Your Serious Money. Professionally Managed./SM/

P R O S P E C T U S

Premier Selections
All Cap Growth
Fund
Global Growth
Fund
Large Cap Fund

Class A, B, L and Y Shares
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August 28, 2000
as amended November 1, 2000

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INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
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 Contents

All Cap Growth Fund.........................................................   2

  Investments, risks and performance........................................   2

  More on the fund's investments............................................   9

Global Growth Fund..........................................................  10

  Investments, risks and performance........................................  10

  More on the fund's investments............................................  16

Large Cap Fund..............................................................  18

  Investments, risks and performance........................................  18

  More on the fund's investments............................................  23

Management..................................................................  24

Choosing a class of shares to buy...........................................  26

Comparing the funds' classes................................................  27

Sales charges...............................................................  28

More about deferred sales charges...........................................  31

Buying shares...............................................................  32

Exchanging shares...........................................................  33

Redeeming shares............................................................  34

Other things to know about share transactions...............................  36

Dividends, distributions, and taxes.........................................  37

Share price.................................................................  38

Financial highlights........................................................  40

All three funds are separate series of Smith Barney Investment Funds Inc., a Maryland corporation

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Premier Selections All Cap Growth Fund
 Investments, risks and performance

The Premier Selections All Cap Growth Fund is made up of a Large Cap Growth segment, a Mid Cap Growth segment and a Small Cap Growth segment (collectively the "All Cap Growth Fund").

Investment objective
Long-term capital growth.

Principal investment strategies
Key investments
Large Cap Growth segment This segment invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those whose market capitalization is within the market capitalization range of companies in the Russell 1000 Growth Index (the "Index") at the time of this segment's investment. The size of the companies in the Index changes with mar-ket conditions and the size of the Index. Equity securities include U.S. exchange-traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Mid Cap Growth segment This segment invests primarily in equity securities of medium sized companies. Medium sized companies are those whose market capital-ization is within the market capitalization range of companies in the S&P 400 MidCap Index at the time of this segment's investment. The size of the compa-nies in the Index changes with market conditions and the composition of the Index. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities.

Small Cap Growth segment This segment invests primarily in equity securities of companies that possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index (the "Index") at the time of this segment's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. Equity securities include exchange-traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities.

All segments
Foreign investments The All Cap Growth Fund may invest up to 25% of its assets (at the time of investment) in foreign securities. The All Cap Growth

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Fund may invest directly in foreign issuers or invest in depositary receipts.
The All Cap Growth Fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associ-ated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to invest-ment losses.

Selection process The All Cap Growth Fund's strategy is to combine the efforts of three segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he believes will offer superior long-term capital growth potential. The target allocations are 40% to the Large Cap Growth segment and 30% to each of the Mid Cap and Small Cap Growth segments. In connection with the execution of purchases and sales, each segment may hold temporarily more or fewer assets than represented by its designated segment of the All Cap Growth Fund's assets. The amount to be invested by the All Cap Growth Fund in any particular security will be determined by SSB Citi Fund Management LLC (the "Manager") based on the recommendation of the segment managers.

In order to maintain approximately the target allocations of the All Cap Growth Fund's assets among the three segment managers, the Manager will:

 . Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segment managers, as appropriate

 . Rebalance the allocation of securities in the All Cap Growth Fund's portfolio at any time the percentage of the All Cap Growth Fund's portfolio invested in any of Large Cap, Mid Cap or Small Cap Growth segment's securities diverges by at least 10% from the target allocation for a period of more than 10 days

As a consequence of its efforts to maintain assets at targeted percentages, the Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to portfolio segments that are below their targeted percentages, or
(2) by selling securities in a portfolio segment that exceeds its targeted per-centage with proceeds being reallocated to a portfolio segment that is below its targeted percentage. Reallocations may result in early rec-

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ognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the All Cap Growth Fund in the security may be approximately the same as it would have been with a single segment manager and no such sale and purchase. The Manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the Manager will seek to avoid transaction costs.

Large Cap Growth segment The Large Cap Growth segment manager emphasizes indi-vidual security selection while diversifying this segment of the All Cap Growth Fund's investments across industries, which may help to reduce risk. The Large Cap Growth segment manager attempts to identify established large capitaliza-tion companies with the highest growth potential. The Large Cap Growth segment manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the Large Cap Growth segment manager attempts to identify the best values available among the growth companies iden-tified.

In selecting individual companies for investment, the Large Cap Growth segment manager considers:

 . Favorable earnings prospects
 . Technological innovation
 . Industry dominance
 . Competitive products and services
 . Global scope
 . Long term operating history
 . Consistent and sustainable long-term growth in dividends and earnings per share
 . Strong cash flow
 . High return on equity
 . Strong financial condition
 . Experienced and effective management

Mid Cap Growth segment The Mid Cap Growth segment manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The Mid Cap Growth segment manager selects individual "growth" stocks for invest-ment in two ways: by identifying those companies which exhibit the most favora-ble growth prospects and by identifying those companies in the Mid Cap Growth segment's size range which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price" and offers investors style

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diversification. In selecting individual companies for investment, the Mid Cap
Growth segment manager considers:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector
 . Increasing profits and sales
 . Competitive advantages that could be more fully exploited by a company
 . Skilled management committed to long-term growth
 . Potential for a long-term investment by this segment of the All Cap Growth
  Fund

The Mid Cap Growth segment manager uses fundamental research to find stocks with strong growth potential and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The Mid Cap Growth segment manager's valuations determine whether and when this segment of the All Cap Growth Fund will purchase or sell the stocks it identifies through fundamental research.

Small Cap Growth segment The Small Cap Growth segment manager focuses on small capitalization companies that exhibit attractive growth characteristics. The Small Cap Growth segment manager selects individual stocks for investment by identifying those companies which exhibit the most favorable growth prospects. In selecting individual companies for investment, the Small Cap Growth segment manager considers:

 . Growth characteristics, including high historic growth rates and high fore-
  casted growth of sales and profits and a high return on equity
 . Innovative companies at the cutting edge of positive and dynamic demographic and economic trends
 . Products and services that give the company a competitive advantage
 . Skilled management committed to long-term growth
 . Potential for a long-term investment by this segment of the All Cap Growth
  Fund

The Small Cap Growth segment manager uses a disciplined investment process to identify small financially sound growth companies that exhibit the potential to become much larger and more successful. Elements of this process include funda-mental research, evaluation of key management and screening techniques.

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Principal risks of investing in the All Cap Growth Fund
Investors could lose money on their investments in the All Cap Growth Fund, or the All Cap Growth Fund may not perform as well as other investments, if:

 . U.S. stock markets decline, or perform poorly relative to other types of investments
 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the All Cap Growth Fund invests

 . Large capitalization stocks fall out of favor with investors
 . The segment manager's judgement about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 . Medium or small capitalization stocks fall out of favor with investors.
  Because 30% of the All Cap Growth Fund's assets are invested primarily in medium capitalization companies and 30% of the All Cap Growth Fund's assets are invested primarily in small cap companies, an investment in the All Cap Growth Fund may be more volatile and more susceptible to loss than an invest-ment in a fund which invests primarily in large capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capitalization companies generally have more established businesses than small capitalization companies, the prices of medium capitalization com-pany stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.
 . Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth

Who may want to invest The All Cap Growth Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of the U.S.
  stock market
 . Are looking for an investment with potentially greater return but higher risk than fixed income investments
 . Are willing to accept the risks of the stock market
 . Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
 . Are seeking to participate in the long-term potential of small capitalization growth companies
 . Are willing to accept the special risks and potential long-term rewards of investing in smaller companies with limited track records
 . Are seeking diversification

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Performance
Because All Cap Growth Fund was added as a series to Smith Barney Investment Funds Inc. this year, All Cap Growth Fund does not yet have a sufficient oper-ating history to generate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in All Cap Growth Fund shares. Annual All Cap Growth Fund operating expense figures are based on estimated expenses for the fiscal period ending April 30, 2001.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                       5.00%    None   1.00%    None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%    None

                 Annual All Cap Growth Fund operating expenses
(expenses deducted from fund assets)            Class A Class B Class L Class Y
Management fee                                   0.75%   0.75%   0.75%   0.75%
Distribution and service (12b-1) fees            0.25%   1.00%   1.00%    None
Other expenses**                                 0.20%   0.20%   0.20%   0.10%
                                                 -----   -----   -----   -----
Total annual All Cap Growth Fund operating
expenses                                         1.20%   1.95%   1.95%   0.85%

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**The amounts set forth in "Other expenses" have been estimated based on expenses the All Cap Growth Fund expects to incur during its first full fiscal year.

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Example
This example helps you compare the costs of investing in the All Cap Growth Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the All Cap Growth Fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The All Cap Growth Fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $616   $862
Class B (redemption at end of period)   $698   $912
Class B (no redemption)                 $198   $612
Class L (redemption at end of period)   $396   $706
Class L (no redemption)                 $296   $706
Class Y (with or without redemption)    $ 87   $ 27

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 More on the All Cap Growth Fund's investments

All Segments

Derivatives and hedging techniques The All Cap Growth Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 . As a substitute for buying or selling securities.

A derivative contract will obligate or entitle the All Cap Growth Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in deriva-tive contracts can have a big impact on the All Cap Growth Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can dispro-portionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The All Cap Growth Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the All Cap Growth Fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the All Cap Growth Fund less liquid and harder to value, especially in declin-ing markets.

Defensive Investing The All Cap Growth Fund may depart from its principal investment strategies in response to adverse market, economic or political con-ditions by taking temporary defensive positions in money market instruments and short-term debt securities or cash. If the All Cap Growth Fund takes a tempo-rary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The All Cap Growth Fund may in the future seek to achieve its investment objective by investing all of its net assets in another invest-ment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the All Cap Growth Fund.

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Premier Selections Global Growth Fund
 Investments, risks and performance

The Premier Selections Global Growth Fund is made up of a U.S. Equity segment and an International Equity segment (collectively the "Global Growth Fund").

Investment objective
Long term capital growth.

Principal investment strategies
Key investments
U.S. Equity segment This segment invests primarily in common stocks of compa-nies that the segment manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the com-panies which comprise the Russell 2500 Growth Index. This segment of the Global Growth Fund may invest in the securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a signifi-cant portion of this segment's assets are invested in the securities of such companies.

International Equity segment This segment invests primarily in equity securi-ties of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The Global Growth Fund may invest up to 15% of its assets (at the time of investment) in issuers located or doing business in emerging markets. Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private businesses or property are more likely in emerg-ing markets.

Selection process The Global Growth Fund's strategy is to combine the efforts of two segment managers and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he believes will offer superior long-term capital growth potential. The target allocations are 50% to the U.S. Equity segment and 50% to the International Equity segment. In connection with the execution of purchases and sales, each segment may hold temporarily more or fewer assets than represented by one-half of the Global Growth Fund's assets. The amount to be invested by the Global Growth Fund in any particular security will be deter-mined by the Manager based on the recommendation of the segment managers.


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In order to maintain an approximately equal division of all of the Global
Growth Fund's assets between the two segment managers, the Manager will:

 . Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segment managers, as appropriate

 . Rebalance the allocation of securities in the Global Growth Fund's portfolio whenever the percentage of the Global Growth Fund's portfolio invested in either the U.S. or International Equity segment's securities equals or exceeds 60% of the Global Growth Fund's total assets invested in either seg-ment for a period of more than 10 days

As a consequence of its efforts to maintain assets at targeted percentages, the Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segment that is below its targeted percentage, or
(2) by selling securities in the portfolio segment that exceeds its targeted percentage with proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment manager sells it, the net position of the Global Growth Fund in the security may be approximately the same as it would have been with a sin-gle segment manager and no such sale and purchase. The Manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the Manager will seek to avoid transaction costs.

U.S. Equity segment The U.S. Equity segment manager emphasizes individual secu-rity selection while diversifying across industries, which may help to reduce risk. The U.S. Equity segment manager focuses primarily, but not exclusively, on companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profits beginning in the two to three years after this acquisition of their stocks. When evaluating an individual stock, the U.S. Equity segment manager considers whether the company may bene-fit from:

 . new technologies, products or services
 . new cost reducing measures
 . changes in management
 . favorable changes in government regulations

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International Equity segment The International Equity segment manager empha-
sizes individual security selection while diversifying across regions and coun-tries which can help to reduce risk. While the International Equity segment manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies may have large-, mid- or small-size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the International Equity seg-ment manager's assessment of overseas potential for long-term growth, this seg-ment's emphasis among foreign markets (including emerging markets) and types of issuers may vary.

In selecting individual companies for investment, the International Equity seg-ment manager looks for the following:

 . Above average earnings growth
 . High relative return on invested capital
 . Experienced and effective management
 . Effective research, product development and marketing
 . Competitive advantages
 . Strong financial condition or stable or improving credit quality

By spreading the International Equity segment of the Global Growth Fund's investments across many international markets, the International Equity segment manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial segment of assets to the U.S. markets, this segment of the Global Growth Fund invests sub-stantially all of its assets in countries outside of the U.S.

In allocating assets among countries and regions, the economic and political factors the segment manager evaluates include:

 . Low or decelerating inflation which creates a favorable environment for secu-
  rities markets
 . Stable governments with policies that encourage economic growth, equity investment and development of securities markets
 . Currency stability
 . The range of individual investment opportunities

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Principal risks of investing in the Global Growth Fund
Investors could lose money on their investments, if:

 . Stock prices decline generally
 . Small or medium capitalization companies fall out of favor with investors
 . The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the Global
  Growth Fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to mutual funds that focus only on large capitalization companies, the Global Growth Fund's share price may be more volatile because it invests a sig-nificant portion of its assets in small and medium capitalization companies. Medium and small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and less mature businesses. While medium capi-talization companies generally have more established businesses than small cap-italization companies, the prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment if:

 . Foreign securities prices decline
 . Adverse governmental action or political, economic or market instability affects a foreign country or region
 . The currency in which a security is priced declines in value relative to the
  U.S. dollar
 . The segment manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect

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Who may want to invest The Global Growth Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of small and medium capitalization companies and in the long-term growth potential of international markets
 . Currently have exposure to the stocks commonly held by large capitalization and value oriented mutual funds and wish to broaden your investment portfolio . Are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in smaller companies with more lim-ited track records and in foreign securities, including emerging market secu-rities

Performance
Because Global Growth Fund was added as a series to Smith Barney Investment Funds Inc. this year, Global Growth Fund does not yet have a sufficient operat-ing history to generate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in Global Growth Fund shares. Annual Global Growth Fund operating expense figures are based on estimated expenses for the fiscal period ending April 30, 2001.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                       5.00%    None   1.00%   None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%   None

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

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


                  Annual Global Growth Fund operating expenses

(expenses deducted from fund assets)       Class A Class B Class L Class Y
Management fee                              0.80%   0.80%   0.80%   0.80%
Distribution and service (12b-1) fees       0.25%   1.00%   1.00%    None
Other expenses**                            0.25%   0.25%   0.25%   0.15%
                                            -----   -----   -----   -----
Total annual Global Growth Fund operating
expenses                                    1.30%   2.05%   2.05%   0.95%

**The amounts set forth in "Other expenses" have been estimated based on expenses the Global Growth Fund expects to incur during its first full fiscal year.

Example
This example helps you compare the costs of investing in the Global Growth Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the Global Growth Fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The Global Growth Fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $626   $891
Class B (redemption at end of period)   $708   $943
Class B (no redemption)                 $208   $643
Class L (redemption at end of period)   $406   $736
Class L (no redemption)                 $306   $736
Class Y (with or without redemption)    $ 97   $303

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 More on the Global Growth Fund's investments

International Equity segment
Currency transactions The Global Growth Fund may enter into transactions to buy or sell currencies at a future date, which may be a few days or a number of months. The Global Growth Fund may enter into these forward currency contracts to:

 . Settle transactions in securities quoted in foreign currencies

 . Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar
 . Hedge currencies

The Global Growth Fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the Global Growth Fund's holdings.

Debt securities This segment may invest up to 20% of its assets in debt securi-ties of foreign corporate and governmental issuers as well as U.S. Government securities and money market obligations of U.S. issuers. The Global Growth Fund may invest in all types of debt securities of any maturity or credit quality. These securities may be denominated in U.S. dollars or other currencies and may pay fixed or variable rates of interest. The value of debt securities will go down if interest rates go up, or the credit rating of the security is down-graded or the issuer defaults on its obligation to pay principal or interest. These risks are greater for debt securities rated below investment grade.

Both segments
Derivatives and hedging techniques The Global Growth Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

 . As a substitute for buying or selling securities

A derivative contract will obligate or entitle the Global Growth Fund to deliver or receive an asset or cash payment based on the change in value of

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one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Global Growth Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Global Growth Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Global Growth Fund's holdings.

Defensive investing The Global Growth Fund may depart from its principal investment strategies in response to adverse market, economic or political con-ditions by taking temporary defensive positions in money market and short-term debt securities or cash. If the Global Growth Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The Global Growth Fund may in the future seek to achieve its investment objective by investing all of its net assets in another invest-ment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Global Growth Fund.

                                                       Smith Barney Mutual Funds

Premier Selections Large Cap  Fund

 Investments, risks and performance

The Premier Selections Large Cap Fund is made up of Growth and Value segments (collectively the "Large Cap Fund").

Investment objective

Long-term capital growth.

Principal investment strategies
Key investments The Large Cap Fund invests primarily in companies with large market capitalizations--those with total market capitalizations of $5 billion or more at the time of investment. The Large Cap Fund's holdings will be com-prised of stocks of approximately 40 companies.

Selection process The Large Cap Fund's strategy is to combine the efforts of two segment managers with different styles (Value and Growth) and to invest in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. Each segment manager may select up to 20 stocks. In connection with the execution of purchases and sales, each segment may hold temporarily more or fewer than 20 securities. The size of the Large Cap Fund's position in any particular security will be determined by the Manager based on the recommendation of the segment managers.

In order to maintain an approximately equal division of all of the Large Cap Fund's assets between the two segment managers, the Manager will:
 . Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segment managers, as appropriate
 . Rebalance the allocation of Value and Growth segment securities in the Large
  Cap Fund's portfolio at any time in which the percentage of the Large Cap Fund's portfolio invested in either the Value or Growth segment's securities equals or exceeds 55% of the Large Cap Fund's total assets invested in both Value and Growth segment securities for a period of more than 10 days

Premier Selections Funds

As a consequence of the rebalancing of assets described above, the Manager will reallocate assets from the better performing segment to the other. Reallocations may result in early recognition of taxable gains and in addi-tional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment manager buys a security during a time frame when the other segment man-ager sells it, the net position of the fund in the security may be approxi-mately the same as it would have been with a single segment manager and no such sale and purchase. The Manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the Manager will seek to avoid transaction costs.

Growth segment The segment manager emphasizes individual security selection. The segment manager attempts to identify established large capitalization com-panies with the highest growth potential. The segment manager then analyzes each company in detail, focusing on its management, strategy and competitive market position. Finally, the segment manager attempts to identify the most attractively priced securities among the growth companies identified.

In selecting individual companies for investment, the segment manager consid-ers:

 . Above average growth prospects
 . Technological innovation
 . Industry dominance
 . Competitive products and services
 . Global scope
 . Long term operating history
 . Strong cash flow
 . High return on equity
 . Strong financial condition
 . Experienced and effective management

Value segment The segment manager employs a two-step stock selection process in the search for undervalued stocks of established, well recognized but temporar-ily out of favor companies. First, the segment manager uses proprietary models and fundamental research to identify stocks that are underpriced in the market relative to their estimated value. Next, the segment manager looks for a posi-tive catalyst in the company's near term outlook which the segment manager believes will accelerate earnings and positively change the market's view of the company's prospects.

                                                       Smith Barney Mutual Funds

In selecting individual companies for investment, the segment manager consid-ers:

 . demonstrated financial strength
 . improving returns on invested capital and cash flow
 . new management
 . new product development or change in competitive position

 . regulatory changes favoring the company
 . restructuring

 . new business strategy not yet recognized by the marketplace

Principal risks of investing in the Large Cap Fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 . U.S. stock markets go down, or perform poorly relative to other types of investments
 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the Large Cap Fund invests
 . Large capitalization stocks fall out of favor with investors
 . The segment manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 . One segment (Value or Growth) underperforms for an extended period

The Large Cap Fund is non-diversified, which means that the Large Cap Fund may invest more than 5% of its assets in the securities of any one issuer. Invest-ing in a non-diversified fund, particularly a fund which may invest in the securities of only approximately 40 companies, may entail greater risk than is normally associated with more widely diversified funds.


Premier Selections Funds

Who may want to invest The Large Cap Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of the U.S.
  stock market
 . Are looking for an investment with potentially greater return but higher risk than fixed income investments
 . Are willing to accept the risks of the stock market
 . Wish to invest indirectly in selected large capitalization companies

Performance

Because the Large Cap Fund was recently added as a series to Smith Barney Investment Funds Inc., the Large Cap Fund does not yet have a sufficient oper-ating history to generate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

Fee table
This table sets forth the fees and expenses you will pay if you invest in Large Cap Fund shares. Annual fund operating expense figures are based on estimated expenses for the fiscal period ending April 30, 2001.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                       5.00%    None   1.00%    None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%    None

                    Annual Large Cap Fund operating expenses
Expenses deducted from fund assets              Class A Class B Class L Class Y
Management fee                                   0.75%   0.75%   0.75%   0.75%
Distribution and service (12b-1) fees            0.25%   1.00%   1.00%    None
Other expenses                                   0.17%   0.19%   0.18%   0.17%
                                                 -----   -----   -----   -----
Total annual Large Cap Fund operating expenses   1.17%   1.94%   1.93%   0.92%

*You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                       Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the Large Cap Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The Large Cap Fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $613   $853
Class B (redemption at end of period)   $697   $909
Class B (no redemption)                 $197   $609
Class L (redemption at end of period)   $394   $700
Class L (no redemption)                 $294   $700
Class Y (with or without redemption)    $ 97   $293

Premier Selections Funds

 More on the Large Cap Fund's investments

Other investments While the Large Cap Fund intends to be substantially fully invested in equity securities of large capitalization companies, the Large Cap Fund may invest a portion of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Large Cap Fund may also invest up to 10% of its assets (at the time of investment) in foreign securities. The Large Cap Fund may invest directly in foreign issuers or invest in depositary receipts. The Large Cap Fund's invest-ments in foreign securities may involve greater risk than investments in secu-rities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securi-ties directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rig-orous accounting and regulatory standards than in the U.S. Currency fluctua-tions could erase investment gains or add to investment losses.

Defensive investing The Large Cap Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in money market and short-term debt secu-rities or cash. If the Large Cap Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The Large Cap Fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same invest-ment policies and restrictions as those applicable to the Large Cap Fund.

                                                       Smith Barney Mutual Funds

 Management

The Large Cap Fund, All Cap Growth Fund and Global Growth Fund are sometimes referred to individually as a "fund" and collectively as the "funds".

Manager The funds' Manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 7 World Trade Center, New York, New York 10048. The Manager selects the funds' segment managers and oversees the funds operations. The Manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Alan Blake, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Large Cap Growth segment of the All Cap Growth Fund and the Large Cap Fund's Growth segment. Mr. Blake has more than 20 years of securities business experience.

Lawrence Weissman, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day- to-day management of the Mid Cap Growth segment of the All Cap Growth Fund. Mr. Weissman has more than 14 years of securities business experience.

Timothy Woods, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Small Cap Growth segment of the All Cap Growth Fund. Mr. Woods has more than 15 years of securities business experience.

Richard Freeman, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the US Equity segment of the Global Growth Fund. Mr. Freeman has more than 24 years of securities business experience.

Jeffrey Russell, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the International Equity segment of the Global Growth Fund. Mr. Russell has 18 years of securities business experience.

Premier Selections Funds

Frances A. Root, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is the segment manager responsible for the day-to-day management of the Large Cap Fund's Value segment. Ms. Root has 19 years of securities business experience.

The Manager will monitor each fund's investments to ensure that each fund complies with its investment policies. The Manager will rebalance the alloca-tion of securities in the All Cap Growth and Global Growth Fund's portfolio, respectively, at any time in which the percentage of each fund's portfolio invested in a segment's securities deviates by at least 10% from a segment's target allocation for a period of more than 10 days. The Manager will rebalance the Large Cap Fund's allocation of securities at any time in which the percent-age of the fund's portfolio invested in either value or growth segments securi-ties equal or exceeds 55% of the fund's total assets invested in both the Value and Growth securities for a period of more than 10 days. The Manager will also monitor each fund's portfolio to ensure that no more than 25% of the fund's assets are concentrated in the securities of companies in the same industry.

Management fees The Manager will be paid advisory fees equal to 0.75% of the All Cap Growth Fund's average daily net assets, equal to 0.80% of the Global Growth Fund's average daily net assets and equal to 0.75% of Large Cap Fund's average daily net assets.

Distribution plan Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, each fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available sourc-es. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make simi-lar payments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as each fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents") The sub-transfer agents will perform certain functions including shareholder record keeping and accounting services.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to you depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses

 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if a fund performs well

 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors

You may buy shares from:

 . A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")
 . A fund, but only if you are investing through certain qualified plans or Service Agents

All Classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L Class Y     All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Premier Selections Funds

 Comparing the funds' classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                         Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $1,000,000
                         or more
------------------------------------------------------------------------
Deferred sales charge    1.00% on    Up to 5.00% 1.00% if    None
                         purchases   charged     you redeem
                         of          when you    within 1
                         $1,000,000  redeem      year of
                         or more if  shares. The purchase
                         you redeem  charge is
                         within 1    reduced
                         year of     over time
                         purchase    and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1.00% of    1.00% of    None
service fees             average     average     average
                         daily net   daily net   daily net
                         assets      assets      assets
------------------------------------------------------------------------
Exchange privilege*      Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Service Agent for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on each fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase.

The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees which Service Agents that sell shares of a fund receive. The distributors keep up to approximately 10% of the sales charges imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

                                                          Broker/Dealer
                                                          commission
                                   Sales Charge as a % of as a % of
                                   Offering  Net amount   offering
Amount of purchase                 price (%) invested (%) price
Less than $25,000                    5.00        5.26         4.50
$25,000 but less than $50,000        4.25        4.44         3.83
$50,000 but less than $100,000       3.75        3.90         3.38
$100,000 but less than $250,000      3.25        3.36         2.93
$250,000 but less than $500,000      2.75        2.83         2.48
$500,000 but less than $1,000,000    2.00        2.04         1.80
$1,000,000 or more                      0           0      up to 1.00*

* A distributor pays up to 1% to a Service Agent

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Premier Selections Funds

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the funds and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the let-ter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of NASD members
 . Investors participating in a fee-based program sponsored by certain broker-
  dealers affiliated with Citigroup
 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

1f you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

                                                       Smith Barney Mutual Funds

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                6th through
Year after purchase    1st  2nd  3rd  4th  5th      8th
Deferred sales charge    5%   4%   3%   2%   1%       0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial purchase                     On reinvestment of Upon exchange from
                                        dividends and      another Smith
                                        distributions      Barney fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a
                                        dividend)

Class L shares (available through certain Service Agents)
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you held Class C shares of the fund and/or other Smith Barney funds on June 12, 1998 you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive a commission of up to 2.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Premier Selections Funds

Class Y shares (available through certain Service Agents)
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund
 . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, a fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of a fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans
 . On certain distributions from a retirement plan
 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 . Class of shares being bought
                 . Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
         funds   are clients of certain Service Agents are eligible to buy
                 shares directly from a fund.

                 . Write the fund at the following address:
                      Smith Barney Investment Funds Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

                 . Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 . For more information, call the transfer agent at 1-800-451-
                   2010.
     Through a
    systematic   You may authorize your Service Agent or a sub-transfer agent
    investment   to transfer funds automatically from (i) a regular bank
          plan   account, (ii) cash held in a brokerage account opened with a
                 Service Agent or (iii) certain money market funds in order to buy shares on a regular basis.

                 . Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 . If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee.

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.


Premier Selections Funds

 Exchanging shares


  Smith Barney   You should contact your Service Agent to exchange into other
      offers a   Smith Barney funds. Be sure to read the prospectus of the
   distinctive   Smith Barney fund you are exchanging into. An exchange is a
     family of   taxable transaction.
         funds
   tailored to   . You may exchange shares only for shares of the same class
 help meet the     of another Smith Barney fund. Not all Smith Barney funds
 varying needs     offer all classes.
 of both large
     and small
     investors
                 . Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.
                 . You must meet the minimum investment amount for each fund
                   (except systematic investment plan exchanges).
                 . If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 . A fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Share-holder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.


                                                       Smith Barney Mutual Funds

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a brokerage account, contact your Service Agent or write to a sub-transfer agent at the address on the following page.

 Redeeming shares

     Generally   Contact your Service Agent to redeem shares of a fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at a fund, send written requests to the fund at either of the following addresses:

                 For clients of a PFS Investments Registered Representative, write PFS Shareholder Services at the following address:

                   PFS Shareholder Services

                   P.O. Box 105043

                   Atlanta, GA 30348-5043

                 For all other investors, send your request to PFPC Global Fund Services at the following address:
                   Smith Barney Investment Funds Inc.
                   (Specify fund and class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

Premier Selections Funds

                 Your written request must provide the following:

                 . The name of the fund and account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open. For clients of a PFS Investments Registered Representative, call PFS Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of a fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 . Your shares must not be represented by certificates . All dividends and distributions must be reinvested

                                                       Smith Barney Mutual Funds

                 For more information, contact your Service Agent or consult the SAI.

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $50,000 of shares

 . Are sending signed share certificates or stock powers to a sub-transfer agent

 . Instruct a sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration

 . Changed your address within 45 days or less of your redemption request
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions

Premier Selections Funds

 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, a fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemp-tion proceeds.

Excessive exchange transactions The Manager may determine that a pattern of frequent exchanges is detrimental to a fund's performance and other sharehold-ers. If so, a fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to a sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

 Dividends, distributions and taxes

Dividends Each fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. Each fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent, or a sub-transfer agent, to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

                                                       Smith Barney Mutual Funds

Transaction                            Federal tax status

Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year

Long-term capital gain distributions   Long-term capital gain

Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the funds with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabil-ities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4 p.m. Eastern time).

Each fund generally values its portfolio securities based on market prices or quotations. A fund's currency conversions are done when the London Stock Exchange closes which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by a fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

Premier Selections Funds

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you can not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to a fund's sub-transfer agent before the sub-transfer agent's close of business.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent audi-tors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares of Large Cap Fund because no Class Y shares were outstanding for the period shown. No information is presented for Classes A, B, L or Y of All Cap Growth Fund and Global Growth Fund because these funds have not been in existence for a year.

 For a Class A share of capital stock outstanding throughout each year ended April 30:

 Large Cap Fund                            2000(/1/)(/2/)
---------------------------------------------------------
 Net asset value, beginning of year             $11.40
---------------------------------------------------------
 Income (loss) from operations:
 Net investment income                            0.02
 Net realized and unrealized gain (loss)          0.92
---------------------------------------------------------
 Total income (loss) from operations              0.94
---------------------------------------------------------
 Less distributions from:
 Net investment income                              --
---------------------------------------------------------
 Total distributions                                --
---------------------------------------------------------
 Net asset value, end of year                   $12.34
---------------------------------------------------------
 Total return++                                   8.25%
---------------------------------------------------------
 Net assets, end of year (000's)              $172,141
---------------------------------------------------------
 Ratios to average net assets:+
 Expenses                                         1.17%
 Net investment income                            0.29
---------------------------------------------------------
 Portfolio turnover rate                            15%
---------------------------------------------------------

(/1/)For the period from August 31, 1999 (inception date) to April 30, 2000. (/2/)Per share amounts have been calculated using the average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

Premier Selections Funds

 For a Class B share of capital stock outstanding throughout each year ended April 30:

 Large Cap Fund                            2000(/1/)(/2/)
---------------------------------------------------------
 Net asset value, beginning of year             $11.40
---------------------------------------------------------
 Income (loss) from operations:
 Net investment income                           (0.04)
 Net realized and unrealized gain (loss)          0.92
---------------------------------------------------------
 Total income (loss) from operations              0.88
---------------------------------------------------------
 Less distributions from:
 Net investment income                              --
---------------------------------------------------------
 Total distributions                                --
---------------------------------------------------------
 Net asset value, end of year                   $12.28
---------------------------------------------------------
 Total return++                                   7.72%
---------------------------------------------------------
 Net assets, end of year (000's)              $348,987
---------------------------------------------------------
 Ratios to average net assets:+
 Expenses                                         1.94%
 Net investment income                           (0.48)
---------------------------------------------------------
 Portfolio turnover rate                            15%
---------------------------------------------------------

(/1/)For the period from August 31, 1999 (inception date) to April 30, 2000. (/2/)Per share amounts have been calculated using the average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

                                                       Smith Barney Mutual Funds

 For a Class L share of capital stock outstanding throughout each year ended April 30:

 Large Cap Fund                            2000(/1/)(/2/)
---------------------------------------------------------
 Net asset value, beginning of year             $11.40
---------------------------------------------------------
 Income (loss) from operations:
 Net investment income                            0.04
 Net realized and unrealized gain (loss)          0.92
---------------------------------------------------------
 Total income (loss) from operations              0.88
---------------------------------------------------------
 Less distributions from:
 Net investment income                              --
---------------------------------------------------------
 Total distributions                                --
---------------------------------------------------------
 Net asset value, end of year                   $12.28
---------------------------------------------------------
 Total return++                                   7.72%
---------------------------------------------------------
 Net assets, end of year (000's)              $262,750
---------------------------------------------------------
 Ratios to average net assets:+
 Expenses                                         1.93%
 Net investment income                           (0.48)
---------------------------------------------------------
 Portfolio turnover rate                            15%
---------------------------------------------------------

(/1/)For the period from August 31, 1999 (inception date) to April 30, 2000. (/2/)Per share amounts have been calculated using the average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

Premier Selections Funds

                    (This page is intentionally left blank.)

[SB] Smith Barney
[MF] Mutual Funds

Your Serious Money. Professionally Managed./SM/

Premier Selections
All Cap Growth Fund
Global Growth Fund
Large Cap Fund

Each a series of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about each fund's investments. These reports discuss the market conditions and investment strategies that significantly affected a fund's performance during its last fiscal year or period.

Each fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about each fund and is incorporated by ref-erence into (is legally part of) this prospectus.

You can make inquiries about a fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Serv-ice Agent by calling the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writ-ing to a fund at Smith Barney Mutual Funds, 7 World Trade Center, New York, New York 10048.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(Investment Company Act file no. 811-3275)
FD 01889 8/00

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.